Leases (Details) - Schedule of components of lease expense related to leases - VIECO USA, Inc. [Member] - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Lease cost:
Operating lease expense	$ 2,168	$ 2,036	$ 2,735	$ 2,328
Short-term lease expense	2,447	2,374	3,358	3,162
Finance lease cost:
Amortization of right-of-use assets	192	159	237	181
Interest on lease obligations	19	69	21	14
Total finance lease cost	211	228	258	195
Total lease cost	$ 4,826	$ 4,638	$ 6,351	$ 5,685